Trade Receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade Receivables

NOTE 14: TRADE RECEIVABLES

Trade receivables consisted of the following:

	December 31, 2022	December 31, 2021
Receivables from third party customers	$49,309	$47,301
Allowance for expected credit losses	(3,347)	(3,275)
Total trade receivables	$45,962	$44,026

A) Trade receivables from contracts with customers

Trade receivables are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement immediately and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain certain significant financing components, at which point they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the EIR method.

B) Allowances

Movement in the allowance for expected credit losses of trade receivables:

Amounts
Balance as at January 1, 2020	$(2,490)
Allowance for expected credit losses	(541)
Utilized provision	147
Balance as at December 31, 2020	$(2,884)
Allowance for expected credit losses	(391)
Balance as at December 31, 2021	$(3,275)
Allowance for expected credit losses	(320)
Utilized provision	248
Balance as at December 31, 2022	$(3,347)